UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        11/09/2004


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           58

Form 13F Information Table Value Total: $         175,178



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107     6352   488600 SH       SOLE                   469900             18700
APPLIED MATLS INC              COM              038222105     7897   478900 SH       SOLE                   467600             11300
BANK NEW YORK INC              COM              064057102     1820    62400 SH       SOLE                    62400
BAXTER INTL.                   COM              071813109     1447    45000 SH       SOLE                    45000
BEA SYSTEMS INC                COM              073325102     6055   876300 SH       SOLE                   845100             31200
BIOGEN IDEC INC.               COM              09062X103      930    15200 SH       SOLE                    15200
BRISTOL MYERS- SQUIBB          COM              110122108     6450   272500 SH       SOLE                   272500
CAMPBELL SOUP CO               COM              134429109      991    37700 SH       SOLE                    37700
CHIRON CORP                    COM              170040109      990    22400 SH       SOLE                    22400
CISCO SYSTEMS                  COM              17275R102     2820   155800 SH       SOLE                   155800
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     2325    74600 SH       SOLE                    74600
DIRECTV GROUP, INC. (THE)      COM              25459L106      405    23000 SH       SOLE                    23000
E*TRADE GROUP INC              COM              269246104     1388   121500 SH       SOLE                   121500
ELI LILLY & CO COM             COM              532457108      600    10000 SH       SOLE                    10000
EMC CORP                       COM              268648102     8744   757700 SH       SOLE                   735100             22600
Echostar Communications-A      COM              278762109      996    32000 SH       SOLE                    32000
GENERAL ELECTRIC CORP.         COM              369604103     6226   185400 SH       SOLE                   185400
GOLD FIELDS LTD ADR            COM              38059t106      136    10000 SH       SOLE                                      10000
GOODYEAR TIRE & RUBR COM       COM              382550101      162    15100 SH       SOLE                                      15100
HEWLETT PACKARD                COM              428236103     6133   327100 SH       SOLE                   316100             11000
HOME DEPOT INC COM             COM              437076102     1568    40000 SH       SOLE                    40000
INTEL CORP.                    COM              458140100     8078   402700 SH       SOLE                   392100             10600
Infineon Technolgies AG ADR    COM              45662n103      168    16400 SH       SOLE                                      16400
JOHNSON & JOHNSON              COM              478160104      563    10000 SH       SOLE                    10000
KINROSS GOLD CORP.             COM              496902206      222    32700 SH       SOLE                                      32700
LUCENT TECHNOLOGIES INC        COM              549463107     6188  1952200 SH       SOLE                  1859900             92300
MBNA CORP                      COM              55262L100     1638    65000 SH       SOLE                    65000
MCKESSON HBOC Inc              COM              58155Q103     5976   233000 SH       SOLE                   230500              2500
MEDIMMUNE INCC                 COM              584699102      557    23500 SH       SOLE                    23500
MELLON BANK                    COM              58551A108     1706    61600 SH       SOLE                    61600
MERCK & CO INC COM             COM              589331107     4478   135700 SH       SOLE                   135700
MICRON TECHNOLOGY              COM              595112103     8362   695100 SH       SOLE                   672000             23100
MICROSOFT CORP COM             COM              594918104     4147   150000 SH       SOLE                   150000
MORGAN STANLEY DEAN WITTER DIS COM              617446448     1725    35000 SH       SOLE                    35000
NEWMONT MINING CORP            COM              651639106     6493   142600 SH       SOLE                   140100              2500
NORTHERN TRUST COM             COM              665859104      408    10000 SH       SOLE                    10000
Northgate Exploration Ltd      COM              666416102      235   123200 SH       SOLE                                     123200
PFIZER INC                     COM              717081103     6704   219100 SH       SOLE                   219100
RAE SYSTEMS INC                COM              75061p102      117    21000 SH       SOLE                                      21000
REALNETWORKS INC               COM              75605l104       84    18000 SH       SOLE                                      18000
RF MICRO DEVICES INC.          COM              749941100     6351  1001700 SH       SOLE                   964400             37300
RITE AID CORP.                 COM              767754104     5192  1474900 SH       SOLE                  1420700             54200
ROWAN COMPANIES INC.           COM              779382100      343    13000 SH       SOLE                    13000
SANMINA CORP-SCI CORP          COM              800907107     5836   827800 SH       SOLE                   786500             41300
SARA LEE CORP                  COM              803111103     1564    68400 SH       SOLE                    68400
SCHWAB CHARLES CP NEW          COM              808513105     5799   631000 SH       SOLE                   625400              5600
STATE STREET BOSTON CORP       COM              857477103     1068    25000 SH       SOLE                    25000
STILLWATER MINING CO           COM              86074q102      225    14500 SH       SOLE                                      14500
SUN MICROSYSTEMS               COM              866810104     5269  1304100 SH       SOLE                  1297100              7000
TEXAS INSTRUMENTS              COM              882508104     6771   318200 SH       SOLE                   313200              5000
TIME WARNER INC.               COM              887317105     1795   111200 SH       SOLE                   105000              6200
Taiwan Semiconductor Mfg Co AD COM              874039100      127    17800 SH       SOLE                                      17800
UNIVISION COMMUNICATIONS-A     COM              914906102      379    12000 SH       SOLE                    12000
United Microelectronics Corp A COM              910873207       61    18000 SH       SOLE                                      18000
WAL MART STORES INC            COM              931142103     2128    40000 SH       SOLE                    40000
WALGREEN INC.                  COM              931422109     1075    30000 SH       SOLE                    30000
WEBMD CORP                     COM              94769M105     5544   796500 SH       SOLE                   782900             13600
WYETH                          COM              983024100     3366    90000 SH       SOLE                    90000